Financial Instruments -Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	$ 17,691
Securities	101,664	$ 93,419
Cash collateral on securities borrowed	5,488	5,035
Securities purchased under resale agreements	43,450	40,383
Loans	373,035
Allowance for credit losses	(1,639)
Derivative instruments	21,431	24,342
Customers' liability under acceptances	10,265	8,824
Other assets	25,714
Total credit exposures	597,099	565,264
Subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	17,595
Securities	51,629
Cash collateral on securities borrowed	5,488
Securities purchased under resale agreements	43,450
Loans	373,035
Allowance for credit losses	(1,639)
Derivative instruments	21,431
Customers' liability under acceptances	10,265
Other assets	17,971
Total credit exposures	539,225	508,457
Subject to credit risk [member] | AIRB approach [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	12,278
Securities	42,714
Cash collateral on securities borrowed	5,486
Securities purchased under resale agreements	43,450
Loans	338,776
Allowance for credit losses	(1,149)
Derivative instruments	21,410
Customers' liability under acceptances	10,264
Other assets	11,775
Total credit exposures	485,004	458,240
Subject to credit risk [member] | Standardized approach 1 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	3,482
Securities	8,915
Cash collateral on securities borrowed	2
Securities purchased under resale agreements	0
Loans	33,277
Allowance for credit losses	(490)
Derivative instruments	21
Customers' liability under acceptances	1
Other assets	321
Total credit exposures	45,529	41,582
Subject to credit risk [member] | Other credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	1,835
Securities	0
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans	982
Allowance for credit losses	0
Derivative instruments	0
Customers' liability under acceptances	0
Other assets	5,875
Total credit exposures	8,692	8,635
Not subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	96
Securities	50,035
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans	0
Allowance for credit losses	0
Derivative instruments	0
Customers' liability under acceptances	0
Other assets	7,743
Total credit exposures	$ 57,874	$ 56,807